Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Components of Income (Loss) Before Income Taxes

The following table presents the components of loss before income taxes by geographic region for the year ended December 31, 2025, in accordance with the updated requirements of ASU 2023-09:

December 31, 2025
US$
United States	(72,580,690)
Other jurisdictions	(102,031,086)
Total loss before income taxes	(174,611,776)

Schedule of Provision for (Benefit from) Income Taxes

The following tables present the provision for benefit from income taxes for 2025, in accordance with the updated requirements of ASU 2023-09:

December 31, 2025
US$
Current
Other jurisdictions	228,677
Total current	228,677
Deferred
Other jurisdictions	2,112,353
Total deferred	2,112,353

Schedule of Statutory Income Tax Rate and Effective Tax Rate	The income tax expense differs from the amount that would have resulted from applying the Cayman Islands statutory income tax rates to the Company’s pre-tax income as follows:
	December 31, 2024	December 31, 2023
	US$	US$
Income before income tax expenses	80,786,066	173,573,472
Cayman Islands statutory income tax rate	—%	—%
Income tax calculated at statutory rate	—	—
Change in income tax expense resulting from:
Rate differences in various jurisdictions	16,757,614	34,090,755
Current period operating loss carried forward to future tax years	(5,249,400)	(1,138,719)
Temporary differences
Inventory provision	(2,112,353)	—
Impairment of property and equipment	(4,644,911)	—
Others	—	(278,065)
Valuation allowance	9,894,311	1,138,719
Income tax expense (recovery)	14,645,261	33,812,690
As a result of the adoption, the effective income tax rate for the years ended December 31, 2025 from the Cayman Islands statutory income tax rates as follows:
	For the year ended December 31, 2025
	US$	%
Provision for income taxes at Cayman statutory rate	-	0.00%
State and local income taxes, net of federal benefit	-	0.00%
Foreign tax effects:
US
Effect of rates different than statutory	(7,755,445)	4.44%
Impairment of property and equipment	(9,198,288)	5.27%
Depreciation of property and equipment	(2,219,940)	1.27%
Change in valuation allowances	20,554,534	-11.77%
Other	(1,406,930)	0.81%
Singapore
Effect of rates different than statutory	(1,993,444)	1.14%
Inventory provision	(8,950,190)	5.13%
Change in valuation allowances	13,913,520	-7.97%
Other	(684,427)	0.39%
Hong Kong
Effect of rates different than statutory	(986,753)	0.57%
Change in valuation allowances	2,513,214	-1.44%
Other	(1,444,821)	0.82%
Total tax expense (benefit) and effective tax rate	2,341,030	-1.34%

Schedule of Deferred Tax Assets (Liabilities), Net

Deferred tax assets (liabilities), net as of December 31, 2025, 2024 and 2023 consisted of the following:

	December 31, 2025	December 31, 2024	December 31, 2023
Deferred tax assets
Net operating loss carrying forward	$21,592,465	$6,441,582	$1,192,182
Inventory provision	11,062,543	2,112,353	—
Impairment of property and equipment	13,802,454	4,644,911	—
Others	2,134,690	—	—
Total deferred tax assets	$48,592,152	$13,198,846	$1,192,182
Valuation allowance	(48,592,152)	(11,086,493)	(1,192,182)
Total deferred tax assets, net	$—	$2,112,353	$—

Schedule of Movement of Valuation Allowance

During the years ended December 31, 2025, 2024 and 2023, the movement of valuation allowance is as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Beginning	$11,086,493	$1,192,182	$53,463
Change	37,505,659	9,894,311	1,138,719
Ending	$48,592,152	$11,086,493	$1,192,182